Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating Activities:
Profit before tax		¥ 956,478	¥ 282,751	¥ 831,892
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities		(321,635)	(42,600)	(5,888)
Foreign exchange (gains) losses		(567,088)	179,888	181,023
Provision for loan losses		277,085	249,478	122,927
Depreciation and amortization		310,100	317,074	218,915
Share of post-tax profit of associates and joint ventures		(36,373)	(24,031)	(40,157)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months		(198,423)	(255,988)	199,313
Net (increase) decrease of call loans and bills bought		(1,575,396)	1,509,361	(596,424)
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed		1,913,956	(3,428,875)	(1,862,136)
Net increase of loans and advances		(3,074,515)	(4,528,736)	(3,368,911)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss		424,587	(142,660)	(901,481)
Net increase of deposits		16,707,952	4,375,139	5,129,513
Net increase (decrease) of call money and bills sold		(2,395,948)	2,462,341	126,395
Net increase of repurchase agreements and cash collateral on securities lent		3,143,567	2,588,673	879,734
Net increase of other unsubordinated borrowings and debt securities in issue		2,832,020	4,612,574	2,073,280
Income taxes paid—net		(135,708)	(285,779)	(283,761)
Other operating activities—net		61,700	1,014,624	81,599
Net cash and cash equivalents provided by operating activities		18,322,359	8,883,234	2,785,833
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities		(40,140,112)	(34,178,930)	(25,077,310)
Proceeds from sale of financial assets at fair value through profit or loss and investment securities		16,994,681	23,114,463	17,705,865
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities		15,692,233	8,274,856	8,922,752
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired		(3,570)	(15,942)	37,966
Investments in associates and joint ventures		(57,681)	(2,860)	(102,830)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed			26,799	157,507
Proceeds from sale of investments in associates and joint ventures		362	1,947	101,359
Purchases of property, plant and equipment, and investment properties		(111,642)	(83,949)	(508,835)
Purchases of intangible assets		(178,281)	(147,939)	(139,305)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets		23,147	19,119	104,403
Other investing activities—net		1	(283)	(2)
Net cash and cash equivalents provided by (used in) investing activities		(7,780,862)	(2,992,719)	1,201,570
Financing Activities:
Redemption of subordinated borrowings			(8,000)	(8,000)
Proceeds from issuance of subordinated bonds		90,135	54,303
Redemption of subordinated bonds		(361,820)	(113,000)	(26,721)
Payments for the principal portion of lease liabilities	[1]	(95,586)	(95,386)	0
Redemption of preferred securities			(436,500)	(299,239)
Proceeds from issuance of other equity instruments		99,943	84,951
Redemption of other equity instruments		(130,000)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.		(267,119)	(255,771)	(245,595)
Dividends paid to non-controlling interest shareholders		(1,245)	(16,921)	(77,180)
Coupons paid to other equity instruments holders		(13,122)	(12,364)	(11,875)
Purchase of treasury stock and proceeds from sale of treasury stock—net		220	(99,605)	(69,800)
Purchase of other equity instruments and proceeds from sale of other equity instruments—net		(5,919)	822	(819)
Transactions with non-controlling interest shareholders—net		100	(234,159)	7,837
Net cash and cash equivalents used in financing activities		(684,413)	(1,131,630)	(731,392)
Effect of exchange rate changes on cash and cash equivalents		488,072	(271,873)	44,062
Net increase of cash and cash equivalents		10,345,156	4,487,012	3,300,073
Cash and cash equivalents at beginning of period		61,203,541	56,716,529	53,416,456
Cash and cash equivalents at end of period		71,548,697	61,203,541	56,716,529
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received		1,955,515	2,543,771	2,501,705
Interest paid		¥ 435,205	¥ 1,111,439	¥ 1,092,458

[1]	Upon the adoption of IFRS 16 “Leases” on April 1, 2019, payments for the principal portion of lease liabilities previously classified within “Operating activities” have been reclassified to “Financing activities.” We have not restated the amount for the fiscal year ended March 31, 2019 as permitted by IFRS 16.